OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Work in progress	$ 488	$ 505
Prepayments and other assets	650	719
Assets held for sale	35	139
Total current	1,173	1,363
Non-current
Work in progress	48	72
Prepayments and other assets	363	357
Total non-current	$ 411	$ 429